Commitments and Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Purchase commitments
2016	$ 1,427,178
2017	959,812
2018	688,677
2019	449,439
2020	326,233
Later Years	293,510
Total	4,144,849
Purchases under contracts	1,600,000	$ 2,200,000	$ 2,000,000
Noncancelable operating lease commitments
2016	11,250
2017	6,041
2018	4,586
2019	3,545
2020	3,034
Later years	6,738
Total	35,194
Expenses under noncancelable operating lease commitments	22,400	$ 21,100	$ 21,600
Approximate amount of commitments to complete construction in progress at various locations	254,300
Standby letters of credit	44,100
Revocable standby letter of credit	4,000
Portion of expected future cash expenditures
Purchase commitments
Contract value threshold	1,000
2016	518,158
2017	28,212
2018	27,102
2019	2,794
2020	1,931
Later Years	8,866
Total	$ 587,063
Hogs and turkeys | Maximum
Purchase commitments
Purchase commitments, time period	10 years
Grow-out contracts | Maximum
Purchase commitments
Purchase commitments, time period	25 years
Corn, soybean meal and other feed | Maximum
Purchase commitments
Purchase commitments, time period	3 years